Other Liabilities - Additional Information (Detail) (Miscellaneous Other Liabilities, Noncurrent, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Miscellaneous Other Liabilities, Noncurrent
Other Liabilities [Line Items]
Prior period reclassification adjustment	$ (9.4)